Bank credit lines, loan facilities and notes - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026 (remaining)	$ 522,322
2027	779,762
2028	857,164
2029	750,000
2030 and thereafter	500,000
Total debt	$ 3,409,248	$ 3,416,688